Segment Reporting and geographical information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
11. Segment and Geographic Information
The accounting policies of the Company’s reportable segment are the same as those described in the summary of significant accounting policies. The key measure of segment profit or loss that the CODM uses to allocate resources and assess performance is the Company’s net loss, as reported on the accompanying statements of operations. Net income is used to monitor budget versus actual results.

There are no intra-entity sales or transfers. All expense categories on the accompanying statements of operations are significant and there are no other expense categories regularly provided to the CODM beyond those disclosed in the accompanying statements of operations. The CODM manages the business using expense information as well as regularly provided budgeted or forecasted expense information for the single operating segment. The measure of segment assets is reported on the balance sheets as total consolidated assets with particular emphasis on the Company’s available liquidity, including its cash, cash equivalents, restricted cash, and short-term investments.
The Company operates a manufacturing facility in Mexico. The Company’s long-lived tangible assets, net, as well as the Company’s operating lease right-of-use
assets recognized on the balance sheets, located in Mexico were $6.4 million as of December 31, 2024.